Short-term borrowings and long-term debt	12 Months Ended
Mar. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Short-term borrowings and long-term debt
14.	Short-term borrowings and long-term debt
Short-term borrowings and long-term debt are comprised of the following:

	March 31, 2023
	Book value (Yen in millions)	Weighted average interest rate	Due
Short-term borrowings	1,914,934	1.89%
Long-term debt
Long-term loans	1,074,060	1.70%	2023-2056
Unsecured bonds	349,332	0.30%	2023-2029
Lease liabilities	532,246	2.35%

	1,955,638
Less — Portion due within one year	187,942

	1,767,696

	March 31, 2024
	Book value (Yen in millions)	Weighted average interest rate	Due
Short-term borrowings	1,812,605	2.64%
Long-term debt
Long-term loans	1,160,024	1.90%	2024-2058
Unsecured bonds	544,078	0.41%	2024-2034
Lease liabilities	571,726	2.53%

	2,275,828
Less — Portion due within one year	217,711

	2,058,117

In the Financial Services segment, Sony pledged assets as collateral for short-term borrowings and long-term debt and the pledged assets are comprised of the following:

	Yen in millions
	March 31
	2023	2024
Securities	1,678,553	1,597,034
Housing loans in the banking business	829,659	883,882
In addition to the above, in the Financial Services segment, Sony pledged securities for securities-for-securities
lending transactions and the pledged securities are as follows:

	Yen in millions
	March 31
	2023	2024
Securities	4,728	—
Furthermore, in the Financial Services segment, Sony pledged securities as collateral for cash settlements, variation margins of futures markets and certain other purposes and the pledged securities are as follows:

	Yen in millions
	March 31
	2023	2024
Securities	80,328	77,524
In March 2024, Sony Group Corporation issued unsecured straight bonds in the total principal amount of 150,000 million yen
. Sony used
 80,000 million yen of the proceeds of the issued bonds for the repayment of CP by the end of March 2024 and the remaining amount of the issued bonds for working capital by the end of March 2024.
There are no significant adverse debt covenants or cross-default provisions related to the other short-term borrowings and long-term debt.